Bank Loans - Short-term bank loans (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Bank Loans
Short-term bank loans	¥ 356,000,000		¥ 150,000,000		$ 55,864,168	$ 150,000,000
Weighted average interest rates	4.71%		4.60%		4.71%	4.60%
Repayments of short-term bank loans	¥ 240,000,000	$ 37,661,237	¥ 76,000,000	$ 11,926,058
Time deposits pledged for repayments of short-term bank loans	¥ 80,000,000				$ 12,553,746